Accounts Payable	12 Months Ended
Dec. 31, 2021
Accounts Payable, Current [Abstract]
Accounts Payable

7. ACCOUNTS PAYABLE

	As of December 31,
	2020	2021
	RMB	RMB

Payable s for marketing expenses	16,831	30,646
Payables for purchase of property, equipment and software	22,344	19,987
Others	2,681	2,330

Total	41,856	52,963